Fair Value Of Financial Instruments (Geographic Allocations Of Nomura's Trading Assets Related To Government, State, Municipal, And Government Agency Securities) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Sep. 30, 2012	Mar. 31, 2012
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 820,033	¥ 862,758
Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 621,000	¥ 640,000